Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000202268
Average Annual Return [Line Items]
Average Annual Return, Percent	3.94%	5.77%	4.20%
C000202269
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%	5.50%	3.85%
Without Sales Load [Member] | C000202270
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%	6.56%	4.75%
Without Sales Load [Member] | C000202268
Average Annual Return [Line Items]
Average Annual Return, Percent	6.60%	6.31%	4.46%
Without Sales Load [Member] | C000202269
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%	5.50%	3.85%
Without Sales Load [Member] | C000202272
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%	6.65%	4.79%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	(0.52%)	2.04%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	(0.52%)	2.04%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	(0.52%)	2.04%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	(0.52%)	2.04%
Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Average Annual Return, Percent	7.50%	7.22%	5.24%
Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Average Annual Return, Percent	7.50%	7.22%	5.24%
Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Average Annual Return, Percent	7.50%	7.22%	5.24%
Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Average Annual Return, Percent	7.50%	7.22%	5.24%